UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio Sort by Sector(Annual Report & N-Q)

As of 06/30/2009

06/30/2009 Prices

UPRIGHT GROWTH FUND

615 West Mt. Pleasant Ave

Livingston, NJ  07039

Description	Quantity	Current Value	Weight

Equities
Industrial Service
Republic Services Inc	1350	32954	0.73%

Investment Trust
Proshares Ultra S&P	600	15684	0.35%

Real Estate
Proshs Ultra Real Estate	30000	106800	2.37%

Bank
Bank Of America Corp	6000	79200	1.76%

Biotechnology
Amgen Incorporated*	5100	269994	5.98%

Computer
Apple Computer Inc*	3600	512748	11.36%
Dell Inc *	3000	41190	0.91%
		553938	12.27%
Consumer
Avon Prods Inc. Com	500	12890	0.29%

Diversified Company
General Electric Company	2000	23440	0.52%
Manitowoc Company Inc	26000	136760	3.03%
		160200	3.55%

Electronic
Au Optronics Corp Adr	8399	81302	1.80%
Corning Inc	17000	273020	6.05%
Vishay Intertechnology *	2000	13580	0.30%
		367902	8.15%

Energy
Chesapeake Energy Corp	1000	19830	0.44%

Financial Service
Advanta Corp Cl A Vtg	58395	25110	0.56%
American Express Company	500	11620	0.26%
Citigroup Inc	6000	17820	0.40%
Direxion Shs Exch Trd Fd	13000	120146	2.66%
Prudential Financial Inc	500	18610	0.41%
		193306	4.28%

Food
Starbucks Corp *	14000	194460	4.31%

Healthcare
Unitedhealth Group Inc	13800	344724	7.64%

Information Services
Moodys Corp	1000	26350	0.58%

Insurance
A F L A C Inc	4500	139905	3.10%
American Intl Group Inc	32500	37700	0.84%
Metlife Inc	2000	60100	1.33%
		237705	5.27%

Internet
Google Inc*	300	126477	2.80%

Leisure
Mgm Mirage*	8300	53037	1.18%

Medical
Biovail Corp	2000	26900	0.60%
Humana Inc *	5000	161300	3.57%
Medtronic Inc	500	17445	0.39%
Pfizer Incorporated	20000	300000	6.65%
		505645	11.20%

Oil
Chevron Corporation	1000	66250	1.47%
Oil Service Holders Tr	500	48840	1.08%
		115090	2.55%

Retail
Abercrombie & Fitch Cl A	1500	38085	0.84%
Coach Inc	13500	362880	8.04%
Timberland Co Cl A *	4000	53080	1.18%
		454045	10.06%

Semiconductor
Himax Technologies Adr	35000	131250	2.91%
Silcon Motion Technology*	93800	342370	7.59%
Taiwan Semiconductr Adrf	2912	27402	0.61%
		501022	11.10%

Software & Services
Cryptologic Limited	5000	30600	0.68%
Oracle Corporation	2000	42840	0.95%
		73440	1.63%

Storage Technology
E M C Corp Mass*	500	6550	0.15%
Sandisk Corp	18000	264600	5.86%
		271150	6.01%

Telecommunication
Nokia Corp Spon Adr	8000	116640	2.58%
Research In Motion Ltd *	700	49763	1.10%
		166403	3.69%

Transportation
Dryships Inc	14000	80920	1.79%

Utility
NRG *	1300	33748	0.75%
		4996914	110.71%

Cash and Money Funds
Other assets less other liabilities		-483237	-10.71%
		4513677	100.00%

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS

At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,042,600 amounted to $3,045,686 which consisted of aggregate gross unrealized appreciation of $256,829 and aggregate gross unrealized depreciation of ($3,302,515).

* Non-Income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: September 30, 2009

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: September 30, 2009

* Print the name and title of each signing officer under his or her signature.